Intangible Assets - Reasonably Possible Changes in Key Assumptions (Details)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about intangible assets [abstract]
Value in use estimate, increase (decrease) in cash flows	(500.00%)
Increase (decrease) in discount rate applied to cash flow projections	(1.00%)